Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock based compensation expense

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Stock options	$11	$12	$16
Restricted stock units	48	52	42
Performance units (LTIP awards)	5	3	9
Employee stock purchase plan	—	12	12

Total before income taxes	64	79	79
Income taxes	24	27	29

Total after income taxes	40	52	50
Stock based compensation recorded in discontinued operations, net of income taxes	4	6	6

Stock based compensation recorded in continuing operations, net of income taxes	$36	$46	$44

Company's stock option activity and changes

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(in Years)	(in millions)
Number of shares under option
Outstanding at January 1, 2011	4,562.1	$78.27	6.2	$15

Options granted	694.8	80.17
Options exercised	(387.6)	59.29
Options forfeited	(245.7)	89.54

Outstanding at December 31, 2011	4,623.6	$79.55	5.9	$8

Vested and expected to vest at December 31, 2011 (1)	4,584.6	$79.52	5.8	$8

Exercisable at December 31, 2011	3,407.5	$78.67	4.9	$8

Weighted average assumptions in valuation model

	2011 Grants	2010 Grants	2009 Grants
Expected holding period (in years)	5.2	4.7	4.6
Expected volatility	26.4%	26.2%	26.2%
Expected dividend yield	2.8%	2.2%	2.4%
Risk-free interest rate	2.2%	2.3%	2.5%

	2011 Grants	2010 Grants
Expected volatility	25.0%	27.9%
Expected dividend yield	2.7%	2.7%
Risk-free interest rate	0.3%	0.1%

Company's nonvested restricted stock unit awards and changes

	Number of Shares	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested balance at January 1, 2011	1,733.7	$85.41
Granted	688.0	80.17
Vested	(444.4)	98.01
Forfeited	(153.0)	80.86

Nonvested balance at December 31, 2011	1,824.3	$80.74

Company's performance unit awards based on expected performance

	Payable in Cash (TSR)		Payable in Shares (EPS)
	Number of Units	Weighted Average Grant Date Fair Value	Number of Units	Weighted Average Grant Date Fair Value
	(in thousands)		(in thousands)
Outstanding at January 1, 2011	7.8	$117.13	88.1	$80.24
Granted	40.9	110.82	40.9	80.17
Increase due to expected performance	11.9	108.51	8.8	56.51
Vested	—	—	(69.3)	73.61
Forfeited	(0.1)	114.77	(2.1)	77.40

Outstanding at December 31, 2011	60.5	$111.19	66.4	$84.07